Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Cash flows from operating activities:
Net loss	$ (17,730)	$ (3,105)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	6,317	342
Amortization of deferred dry-docking costs	360	0
Amortization of deferred finance charges	186	23
Amortization of convertible promissory note beneficial conversion feature	688	227
Stock based compensation	119	0
Gain on extinguishment of convertible promissory notes	0	(200)
Changes in operating assets and liabilities:
Accounts receivable trade, net	(310)	(469)
Inventories	10	(956)
Other current assets	160	(244)
Deferred charges	(183)	0
Other non-current assets	(5)	0
Trade accounts and other payables	(1,202)	865
Due to related parties	0	(105)
Accrued liabilities	(618)	584
Deferred revenue	(87)	193
Net cash used in operating activities	(12,295)	(2,845)
Cash flows from investing activities:
Acquisition of vessels	0	(63,424)
Net cash used in investing activities	0	(63,424)
Cash flows from financing activities:
Net proceeds from issuance of common stock	4,080	10,691
Proceeds from long-term debt	0	47,813
Proceeds from convertible promissory notes	9,400	6,800
Payments of financing costs	(30)	(339)
Repayments of long-term debt	(550)	(400)
Repayments of convertible promissory notes	0	(200)
Net cash provided by financing activities	12,900	64,365
Net increase/(decrease) in cash and cash equivalents	605	(1,904)
Cash and cash equivalents at beginning of period	3,304	2,873
Cash and cash equivalents at end of period	3,909	969
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest	$ 6,113	$ 285